Borrowings (Tables)	9 Months Ended
Sep. 30, 2023
Borrowings
Summary of borrowings

	As of	As of
	December 31,	September 30,
	2022	2023
	RMB	RMB
Short-term borrowings:
Bank loans(i)	141,000	70,000
Loan from third parties	1,828	—
Total	142,828	70,000
Current portion of long-term borrowings:
Bank loans(i)	29,130	—
Total	29,130	—
Long-term borrowings, non-current portion:
Loan from third parties	2,000	2,000
Total	2,000	2,000
(i)	As of September 30, 2023, the Group had several credit facilities with third party banks under which the Group can borrow up to RMB450,000 during the term of the facilities mature from August 2024 to December 2024. The drawdown of the credit facilities is subject to the terms and conditions of each agreement. As of September 30, 2023, the unutilized credit facilities amounted to RMB380,000 and the Group was in compliance with the financial covenants.

Summary of aggregate maturities of long-term borrowings

Three months ending December 31, 2023	70,000
2024	—
2025	500
2026	200
2027 and thereafter	1,300
Total	72,000